NON-CONTROLLING INTERESTS (Details Narrative) - shares	Apr. 30, 2012	Mar. 22, 2011	Dec. 21, 2010	Sep. 23, 2010
MCCH [Member]
Controling interest				100.00%
MCC [Member]
Controling interest				80.00%
CC [Member]
Controling interest				95.00%
AHGC [Member]
Controling interest			100.00%	98.12%
Non-controlling interest			1.88%
Exchange shares			31,334
Acquired of AMC		14.60%
Additional interest	4.00%
Total interest	98.60%
AMC [Member]
Controling interest				80.00%